Ox Hill Note Receivable and Future Receivables Obligation	6 Months Ended
Jun. 30, 2026
Ox Hill Note Receivable and Future Receivables Obligation [Abstract]
OX HILL NOTE RECEIVABLE AND FUTURE RECEIVABLES OBLIGATION

NOTE 4: OX HILL NOTE RECEIVABLE AND FUTURE RECEIVABLES OBLIGATION

Millard L. Wallen, the Company’s President and TRINITY’s CEO, is a member of Ox Hill Realty LLC (“Ox Hill”), a land developer. Mossadaq Chughtai, a board member, is also a member of Ox Hill. Ox Hill has a project under development in Fairfax City, Virginia which requires additional financing. TRINITY believes that a significant opportunity exists in the development of this project, and has agreed to assist Ox Hill in obtaining temporary financing. Beginning in December 2025, TRINITY and Ox Hill jointly entered into a series of receivables financing agreements (the “Future Receivables Obligations”) in order to provide Ox Hill with temporary financing. In December 2025, TRINITY and Ox Hill entered into five Future Receivables Obligations with financing companies under which Ox Hill received the aggregate amount of $12,610,755 (net of origination fees in the amount of $789,245) in exchange for the obligation to remit $20,089,600 of future customer receipts over approximately 23 weeks. In February and March 2026, TRINITY and Ox Hill jointly entered into two additional Future Receivables Obligations with financing companies under which Ox Hill received an aggregate amount of $6,680,000 (net of origination fees in the amount of $320,000) in exchange for the obligation to remit $9,850,000 of future customer receipts over approximately 23 weeks. Also in March 2026, TRINITY and Ox Hill jointly entered into a $5,000,000 revolving line of credit and security agreement with a financing company which expires on November 30, 2026. Ox Hill borrowed the amount of $3,448,460 pursuant to this agreement (net of origination fees in the amount of $51,540). The repayment amount of each advance is calculated as the advance amount multiplied by 1.44 (the “Factor Rate”). Each advance is repaid in weekly payments as defined in each advance confirmation, with the final balance due at maturity. The Future Receivable Obligations are guaranteed by Mr. Wallen.

TRINITY has also entered into a Note Receivable agreement with Ox Hill (the “2026 Ox Hill Note Receivable”). The Ox Hill Note Receivable is intended to mirror the structure of the Future Receivables Obligations, and represent the obligation of Ox Hill to repay the amounts loaned to Ox Hill under the Future Receivables Obligations. Pursuant to the Ox Hill Note Receivable, all costs incurred by TRINITY under the Future Receivables Obligations, including interest expense, will be repaid by Ox Hill. TRINITY has a security agreement with Ox Hill whereby Ox Hill has committed to paying TRINITY the amount of $29,088,485 before December 31, 2026 or $9,088,485 by December 31, 2026 with a note for the balance convertible to up to 19.9% of the equity of Ox Hill depending upon the appraised value of the Ox Hill properties. The Company partially reserved the Ox Hill Note Receivables in the amount of $29,917,458 at the time of the Acquisition.

The amounts loaned, repaid, and interest expense incurred under the Future Receivables Financing through June 30, 2026 are summarized in the table below.

March 31, 2026	$16,113,228
Interest amortized	3,590,302
Amount due	19,703,530
Paid to lender by TRINITY	(12,252,804)
Paid to lender by Ox Hill	(3,800,000)
Balance due to lender	$3,650,726

In 2025, TRINITY also made a direct loan to Ox Hill in the amount of $3,135,495 (the 2025 Ox Hill Note Receivable). In addition, TRINITY has made cash advances to Ox Hill in the net amount of $152,214. These loans and advances were reserved in the amount of $1,083,824 at the time of the TRINITY Acquisition.

The Company did not accrue interest income on the Ox Hill Note Receivable during the three and six months ended June 30, 2026. The interest portion of the Ox Hill $3,800,000 payment in the amount of $842,976 was charged to Ox Hill. The amount of $2,203,885 was paid by Ox Hill during the three months ended June 30, 2026. The amounts loaned, repaid, and reserved under the Ox Hill Note Receivables through June 30, 2026 are summarized in the table below.

Balance due	$35,328,981
Amount reserved	(29,917,458)
Amount due net of reserve	5,411,523
Repaid by Ox Hill during the period	(5,411,523)
Balance, June 30, 2026	$-

The Company has determined the 2026 Ox Hill Note Receivable may be an impermissible loan to the executive officer and Director of the Company under Section 402 of the Sarbanes- Oxley Act of 2002.